Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.7%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$ 2,055,859	$ 1,875,171
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	7,213,429	6,391,517
Series 2021-1H, Class C,
2.35%, 10/20/2040 (A)	3,268,010	2,879,973
ACM Auto Trust
Series 2023-1A, Class A,
6.61%, 01/22/2030 (A)	12,900,000	12,902,313
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class D,
4.01%, 07/18/2024	2,733,424	2,727,380
Series 2020-2, Class D,
2.13%, 03/18/2026	1,360,000	1,283,486
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 5.96% (B), 07/22/2032 (A)	12,300,000	12,141,773
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month LIBOR + 1.14%, 5.93% (B), 07/15/2032 (A)	10,000,000	9,885,250
Apidos CLO XXXI
Series 2019-31A, Class BR,
3-Month LIBOR + 1.55%, 6.34% (B), 04/15/2031 (A)	12,500,000	12,237,975
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	6,517,242	5,848,833
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	1,425,000	1,406,147
Series 2020-1A, Class B,
2.68%, 08/20/2026 (A)	520,000	482,848
BHG Securitization Trust
Series 2022-C, Class A,
5.32%, 10/17/2035 (A)	11,813,155	11,729,982
BXG Receivables Note Trust
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	2,135,790	2,053,574
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	5,152,144	4,664,475
Carmax Auto Owner Trust
Series 2020-1, Class A4,
2.03%, 06/16/2025	17,355,000	16,886,186
CF Hippolyta Issuer LLC
Series 2020-1, Class B1,
2.28%, 07/15/2060 (A)	5,866,292	5,215,568
CNH Equipment Trust
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,689,781
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.30%, 4.81% (B), 03/25/2047	2,754,955	2,688,057
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	2,009,072	1,969,004

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust (continued)
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	$ 1,798,537	$ 1,643,677
Series 2021-1A, Class C,
2.70%, 11/21/2033 (A)	1,678,635	1,540,487
Discover Card Execution Note Trust
Series 2022-A2, Class A,
3.32%, 05/15/2027	20,000,000	19,488,536
Evergreen Credit Card Trust
Class B, Series 2022-CRT1,
5.61%, 07/15/2026 (A)	625,000	616,425
Ford Credit Auto Lease Trust
Series 2021-A, Class C,
0.78%, 09/15/2025	1,725,000	1,694,616
Ford Credit Auto Owner Trust
Series 2018-2, Class A,
3.47%, 01/15/2030 (A)	20,000,000	19,839,542
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	8,000,000	7,875,318
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,083,015
Series 2020-1, Class C,
2.54%, 08/15/2031 (A)	1,135,000	1,041,035
Series 2022-A, Class C,
2.14%, 07/15/2029	1,625,000	1,507,600
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B,
1.03%, 08/15/2025 (A)	715,000	697,139
Series 2020-2, Class C,
1.31%, 10/15/2025 (A)	1,860,000	1,794,182
Hilton Grand Vacations Trust
Class A, Series 2022-2A,
4.30%, 01/25/2037 (A)	7,347,552	7,147,518
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	269,411	260,755
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	3,161,429	2,975,839
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	2,864,028	2,718,448
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2,
3.81%, 03/18/2025	6,475,000	6,416,144
HPEFS Equipment Trust
Series 2022-1A, Class C,
1.96%, 05/21/2029 (A)	1,100,000	1,032,065
Hyundai Auto Receivables Trust
Series 2021-A, Class C,
1.33%, 11/15/2027	1,350,000	1,218,853
Series 2021-B, Class A3,
0.38%, 01/15/2026	20,000,000	19,216,350
Marathon Static CLO Ltd.
Series 2022-18A, Class A1,
3-Month Term SOFR + 2.22%, 6.86% (B), 07/20/2030 (A)	6,772,285	6,747,647
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	2,647,502	2,565,891
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	488,779	459,842
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	2,572,520	2,401,154
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	2,995,359	2,770,287
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	3,602,066	3,287,722

Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	$ 178,433	$ 174,912
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	3,081,270	2,927,816
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	19,567,000	18,969,972
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (A)	1,780,000	1,720,908
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	15,000,000	14,519,596
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	1,733,526	1,667,775
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,290,764	1,248,084
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	2,571,676	2,442,612
PennantPark CLO III Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 1.62%, 6.44% (B), 10/22/2032 (A)	15,000,000	14,688,630
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	900,000	852,349
Santander Drive Auto Receivables Trust
Class A2, Series 2022-5,
3.98%, 01/15/2025	6,157,844	6,134,847
Series 2020-2, Class D,
2.22%, 09/15/2026	10,000,000	9,774,158
Series 2021-2, Class D,
1.35%, 07/15/2027	6,900,000	6,487,584
Sierra Timeshare Receivables Funding LLC
Class A, Series 2022-3A,
5.83%, 07/20/2039 (A)	12,791,072	13,033,973
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	149,364	146,618
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	1,054,349	1,045,184
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,030,626	997,834
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	2,384,375	2,252,871
Series 2020-2A, Class C,
3.51%, 07/20/2037 (A)	2,086,328	1,979,326
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	4,926,896	4,550,555
TICP CLO III-2 Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 6.16% (B), 04/20/2028 (A)	10,000,000	9,929,870
Towd Point Mortgage Trust
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	1,022,773	1,006,170
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	624,054	616,564
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,896,300	1,846,266
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	3,222,787	3,073,620
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	5,345,121	5,105,627

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	$ 2,922,983	$ 2,828,872
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	8,407,388	8,100,463
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	3,538,472	3,396,411
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	7,645,047	7,119,898
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	10,237,715	9,171,658
Toyota Auto Receivables Owner Trust
Class A2A, Series 2022-C,
3.83%, 08/15/2025	12,251,000	12,141,300
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	7,270,000	6,593,461
Verizon Master Trust
Series 2021-1, Class C,
0.89%, 05/20/2027	950,000	891,920
Series 2022-1, Class C,
1.39% (B), 01/20/2027	1,250,000	1,222,896
Verizon Owner Trust
Series 2020-A, Class C,
2.06%, 07/22/2024	450,000	445,496
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	963,153
Volvo Financial Equipment LLC
Series 2019-2A, Class B,
2.28%, 11/15/2024 (A)	930,000	912,213
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	4,722,521	4,547,796
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	1,317,383	1,311,538
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 6.36% (B), 07/20/2029 (A)	10,000,000	9,787,840
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 6.31% (B), 04/20/2028 (A)	15,000,000	14,759,280
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 6.43% (B), 10/20/2029 (A)	15,000,000	14,699,745
World Omni Auto Receivables Trust
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	620,510
World Omni Select Auto Trust
Series 2021-A, Class C,
1.09%, 11/15/2027	1,515,000	1,384,823

Total Asset-Backed Securities (Cost $477,957,448)		464,092,374

CORPORATE DEBT SECURITIES - 66.4%
Aerospace & Defense - 0.7%
Boeing Co.
1.43%, 02/04/2024	6,940,000	6,688,683
1.95%, 02/01/2024	8,089,000	7,844,347
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023	9,907,000	9,672,420

		24,205,450

Air Freight & Logistics - 0.6%
GXO Logistics, Inc.
1.65%, 07/15/2026	26,130,000	22,682,094

Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.6%
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	$ 5,043,000	$ 4,989,093
Delta Air Lines, Inc.
3.80%, 04/19/2023 (C)	2,184,000	2,173,194
Southwest Airlines Co.
5.25%, 05/04/2025	13,145,000	13,226,420
US Airways Pass-Through Trust
3.95%, 05/15/2027	3,395,307	3,143,649

		23,532,356

Auto Components - 0.7%
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	6,979,000	6,655,660
BorgWarner, Inc.
5.00%, 10/01/2025 (A)	20,550,000	20,379,780

		27,035,440

Automobiles - 0.7%
General Motors Financial Co., Inc.
6.00%, 01/09/2028	10,925,000	11,215,168
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (A) (C)	15,076,000	15,431,933

		26,647,101

Banks - 15.6%
Banco Santander SA
3.85%, 04/12/2023	4,600,000	4,585,057
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,659,590
5.15%, 08/18/2025	15,000,000	14,997,585
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	27,653,000	24,943,408
Fixed until 02/13/2025, 2.02% (B), 02/13/2026	2,485,000	2,331,368
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	19,940,000	19,908,667
Bank of Montreal
2.65%, 03/08/2027 (C)	1,220,000	1,133,444
Bank of Nova Scotia
4.75%, 02/02/2026	20,000,000	19,965,839
Banque Federative du Credit Mutuel SA
4.94%, 01/26/2026 (A)	20,000,000	19,963,000
Barclays PLC
3-Month LIBOR + 1.38%, 6.02% (B), 05/16/2024	2,000,000	2,003,388
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	26,852,433
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	13,388,000	12,475,232
BPCE SA
5.15%, 07/21/2024 (A)	15,364,000	15,195,224
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	15,000,000	15,188,136
Citigroup, Inc.
Fixed until 05/24/2027, 4.66% (B), 05/24/2028 (C)	17,575,000	17,365,260
3-Month LIBOR + 1.02%, 5.78% (B), 06/01/2024 (C)	14,675,000	14,703,044
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	8,073,352

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Rabobank UA
2.63%, 07/22/2024 (A) (C)	$ 8,117,000	$ 7,852,345
Credit Agricole SA
4.38%, 03/17/2025 (A)	7,474,000	7,300,215
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	8,929,000	8,221,471
Fixed until 06/22/2023, 1.23% (B), 06/22/2024 (A)	10,675,000	10,132,118
DNB Bank ASA
Fixed until 03/28/2024, 2.97% (B), 03/28/2025 (A)	1,140,000	1,105,004
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	9,877,300
First-Citizens Bank & Trust Co.
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	5,623,000	5,373,276
HSBC Holdings PLC
Fixed until 08/17/2023, 0.73% (B), 08/17/2024 (C)	11,000,000	10,705,663
Fixed until 03/10/2025, 3.00% (B), 03/10/2026	1,320,000	1,256,507
3-Month LIBOR + 1.00%, 5.67% (B), 05/18/2024	10,000,000	10,009,770
Fixed until 11/03/2025, 7.34% (B), 11/03/2026 (C)	10,000,000	10,549,049
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	8,929,000	8,533,728
7.00%, 11/21/2025 (A)	3,738,000	3,852,700
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (B), 06/23/2025	1,260,000	1,186,826
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,034,828
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	16,588,000	15,571,128
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	7,853,000	7,799,719
7.75%, 07/15/2025	5,982,000	6,444,292
Lloyds Banking Group PLC
Fixed until 05/11/2023, 0.70% (B), 05/11/2024	10,000,000	9,857,648
4.50%, 11/04/2024	8,718,000	8,629,254
NatWest Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,250,000	1,233,567
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	11,555,490
PNC Bank NA
2.50%, 08/27/2024	1,770,000	1,709,066
3.88%, 04/10/2025	11,750,000	11,509,805
PNC Financial Services Group, Inc.
Fixed until 01/26/2026, 4.76% (B), 01/26/2027 (C)	19,148,000	19,150,913
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (A)	1,913,000	1,862,468
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,343,472
Santander UK PLC
5.00%, 11/07/2023 (A)	8,117,000	8,040,619
Skandinaviska Enskilda Banken AB
0.65%, 09/09/2024 (A)	22,000,000	20,554,600

Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC
Fixed until 11/23/2024, 1.82% (B), 11/23/2025 (A)	$ 5,500,000	$ 5,109,542
State Street Corp.
Fixed until 01/26/2025, 4.86% (B), 01/26/2026	19,881,000	19,945,283
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 5.20% (B), 01/14/2027	1,445,000	1,420,865
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/2023 (A)	1,075,000	1,047,301
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,294,916
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	6,539,100
US Bancorp
Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	20,399,440
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,470,000	1,382,233
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	32,619,000	31,127,493
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,685,695

		571,548,736

Beverages - 1.9%
Constellation Brands, Inc.
3.60%, 05/09/2024	20,957,000	20,651,855
5.00%, 02/02/2026	6,979,000	6,983,191
Heineken NV
2.75%, 04/01/2023 (A)	21,000,000	20,911,876
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	21,739,000	21,562,830

		70,109,752

Biotechnology - 0.6%
AbbVie, Inc.
3.80%, 03/15/2025	21,046,000	20,632,742

Building Products - 0.8%
Carlisle Cos., Inc.
0.55%, 09/01/2023	6,980,000	6,798,751
Owens Corning
4.20%, 12/01/2024	21,046,000	20,669,262

		27,468,013

Capital Markets - 5.6%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,523,810
Bank of New York Mellon Corp.
Fixed until 06/13/2024, 3.43% (B), 06/13/2025	20,000,000	19,653,735
Charles Schwab Corp.
3-Month SOFR Index + 1.05%, 5.30% (B), 03/03/2027	450,000	446,024
Credit Suisse AG
1.00%, 05/05/2023	1,095,000	1,081,921
3-Month SOFR Index + 0.39%, 4.71% (B), 02/02/2024	16,749,000	16,375,866
4.75%, 08/09/2024	10,000,000	9,708,689
6.50%, 08/08/2023 (A)	4,434,000	4,362,613

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	$ 14,000,000	$ 13,702,655
Fixed until 05/24/2023, 4.30% (B), 05/24/2028	11,279,000	11,000,684
Fixed until 01/18/2028, 6.72% (B), 01/18/2029	2,527,000	2,654,953
Goldman Sachs Group, Inc.
Fixed until 03/08/2023, 0.67% (B), 03/08/2024	14,955,000	14,856,919
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	3,000,000	2,743,699
3-Month SOFR + 0.58%, 4.85% (B), 03/08/2024	16,824,000	16,799,437
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	10,774,648
Morgan Stanley
Fixed until 02/18/2025, 2.63% (B), 02/18/2026	1,500,000	1,424,751
Fixed until 07/22/2024, 2.72% (B), 07/22/2025	4,043,000	3,903,278
Fixed until 04/17/2024, 3.62% (B), 04/17/2025	13,958,000	13,701,929
Fixed until 07/17/2025, 4.68% (B), 07/17/2026	20,000,000	19,820,960
5.05% (B), 01/28/2027	11,000,000	11,028,074
Nomura Holdings, Inc.
5.10%, 07/03/2025	21,582,000	21,501,525
UBS Group AG
Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	6,800,000	6,688,576

		203,754,746

Chemicals - 0.5%
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,590,716
Syngenta Finance NV
4.44%, 04/24/2023 (A)	10,000,000	9,970,394
Westlake Corp.
0.88%, 08/15/2024	3,953,000	3,699,914

		17,261,024

Commercial Services & Supplies - 0.7%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	6,329,088
Triton Container International Ltd.
0.80%, 08/01/2023 (A)	21,712,000	21,094,882

		27,423,970

Construction Materials - 0.2%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	7,920,698

Consumer Finance - 4.2%
Ally Financial, Inc.
5.75%, 11/20/2025 (C)	16,948,000	16,833,728
American Express Co.
3.38%, 05/03/2024	18,230,000	17,911,510
3-Month SOFR Index + 0.65%, 4.73% (B), 11/04/2026	1,210,000	1,195,096
Capital One Financial Corp.
Fixed until 05/09/2024, 4.17% (B), 05/09/2025	20,936,000	20,589,175

Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	$ 5,000,000	$ 4,908,415
3.38%, 11/13/2025	7,233,000	6,779,491
6.95%, 03/06/2026	11,000,000	11,251,790
General Motors Financial Co., Inc.
3-Month SOFR + 0.76%, 5.03% (B), 03/08/2024	14,954,000	14,848,904
3-Month SOFR + 1.20%, 5.36% (B), 11/17/2023	1,760,000	1,758,893
Hyundai Capital America
0.80%, 04/03/2023 - 01/08/2024 (A)	24,933,000	24,426,510
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A) (C)	12,140,000	11,250,167
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023 (A)	635,000	612,765
3.95%, 06/06/2025 (A)	20,000,000	19,508,654

		151,875,098

Containers & Packaging - 1.0%
Avery Dennison Corp.
0.85%, 08/15/2024	12,139,000	11,409,224
Berry Global, Inc.
0.95%, 02/15/2024	4,469,000	4,267,157
1.57%, 01/15/2026	4,046,000	3,653,566
4.88%, 07/15/2026 (A)	8,091,000	7,880,634
Sonoco Products Co.
1.80%, 02/01/2025	8,699,000	8,147,425

		35,358,006

Diversified Consumer Services - 0.4%
Nationwide Building Society
Fixed until 03/08/2023, 3.77% (B), 03/08/2024 (A)	6,821,000	6,804,152
3-Month SOFR + 1.29%, 5.45% (B), 02/16/2028 (A)	10,054,000	9,669,424

		16,473,576

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	13,063,000	12,216,278
4.50%, 09/15/2023	235,000	233,706
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,813,000	1,611,888
4.38%, 01/30/2024 (A)	6,424,000	6,297,312
5.50%, 12/15/2024 (A)	8,793,000	8,704,435
Corebridge Global Funding
0.65%, 06/17/2024 (A)	8,902,000	8,403,486
Element Fleet Management Corp.
1.60%, 04/06/2024 (A) (C)	12,043,000	11,482,689
3.85%, 06/15/2025 (A)	7,068,000	6,754,444
Jackson Financial, Inc.
1.13%, 11/22/2023	8,360,000	8,091,259

		63,795,497

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
3-Month SOFR Index + 0.64%, 4.96% (B), 03/25/2024	6,928,000	6,928,339
3-Month LIBOR + 1.18%, 5.92% (B), 06/12/2024	1,770,000	1,788,787

		8,717,126

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 3.8%
American Electric Power Co., Inc.
0.75%, 11/01/2023	$ 9,842,000	$ 9,531,514
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	961,938
Edison International
4.95%, 04/15/2025	1,526,000	1,517,667
Enel Finance International NV
2.65%, 09/10/2024 (A)	14,611,000	14,033,641
Entergy Louisiana LLC
0.95%, 10/01/2024	15,767,000	14,815,524
Evergy, Inc.
2.45%, 09/15/2024	9,388,000	8,988,217
Eversource Energy
4.20%, 06/27/2024	21,308,000	21,098,718
Georgia Power Co.
2.10%, 07/30/2023	7,441,000	7,334,791
Metropolitan Edison Co.
3.50%, 03/15/2023 (A)	12,044,000	12,017,908
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	10,428,000	10,336,778
3-Month SOFR Index + 0.54%, 4.78% (B), 03/01/2023	9,635,000	9,635,274
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024	10,771,000	10,495,455
Southern Co.
0.60%, 02/26/2024	9,968,000	9,522,245
Wisconsin Public Service Corp.
5.35%, 11/10/2025	6,953,000	7,070,192

		137,359,862

Electrical Equipment - 0.4%
Regal Rexnord Corp.
6.05%, 02/15/2026 (A)	14,898,000	15,122,828

Equity Real Estate Investment Trusts - 2.0%
American Tower Corp.
2.40%, 03/15/2025	965,000	914,642
3.00%, 06/15/2023	17,032,000	16,899,180
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	9,953,313
Kimco Realty OP LLC
4.45%, 01/15/2024	850,000	840,775
National Retail Properties, Inc.
3.60%, 12/15/2026	7,606,000	7,238,646
Realty Income Corp.
5.05%, 01/13/2026	14,897,000	14,932,071
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,382,870
3-Month SOFR Index + 0.43%, 4.75% (B), 01/11/2024 (C)	9,776,000	9,716,232
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,373,207
3.85%, 04/01/2027	750,000	721,992
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 (A)	1,340,000	1,277,532

		72,250,460

Food & Staples Retailing - 0.1%
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	1,225,000	1,171,220
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.50%, 02/15/2023 (A)	3,984,000	3,974,040

		5,145,260

Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.5%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	$ 2,917,000	$ 2,685,165
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	15,015,162
Mondelez International, Inc.
2.13%, 03/17/2024	1,120,000	1,087,483

		18,787,810

Gas Utilities - 0.0% (D)
Atmos Energy Corp.
0.63%, 03/09/2023	705,000	702,086

Health Care Equipment & Supplies - 0.7%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027 (A)	15,000,000	15,509,514
Stryker Corp.
0.60%, 12/01/2023	8,974,000	8,651,873

		24,161,387

Health Care Providers & Services - 1.5%
Cigna Corp.
0.61%, 03/15/2024	4,941,000	4,709,257
3.50%, 06/15/2024	250,000	245,571
CVS Health Corp.
2.63%, 08/15/2024	4,979,000	4,820,985
Elevance Health, Inc.
4.90%, 02/08/2026	14,632,000	14,643,643
HCA, Inc.
5.00%, 03/15/2024	12,128,000	12,096,576
Humana, Inc.
0.65%, 08/03/2023	10,700,000	10,463,089
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	8,084,000	7,695,205

		54,674,326

Hotels, Restaurants & Leisure - 1.4%
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	3,636,000	3,509,394
Hyatt Hotels Corp.
1.30%, 10/01/2023	5,666,000	5,514,749
1.80%, 10/01/2024	12,708,000	12,043,713
Warnermedia Holdings, Inc.
3.43%, 03/15/2024 (A)	21,892,000	21,421,246
3.53%, 03/15/2024 (A)	9,554,000	9,325,814

		51,814,916

Household Durables - 0.5%
Lennar Corp.
5.88%, 11/15/2024	17,738,000	17,918,308

Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	14,369,000	13,886,833
Athene Global Funding
0.95%, 01/08/2024 (A)	10,562,000	10,129,711
Brighthouse Financial Global Funding
1.00%, 04/12/2024 (A)	12,138,000	11,494,443
Brown & Brown, Inc.
4.20%, 09/15/2024	9,820,000	9,677,418
Corebridge Financial, Inc.
3.50%, 04/04/2025 (A)	21,248,000	20,525,470
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	7,131,000	7,080,013

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
GA Global Funding Trust
0.80%, 09/13/2024 (A)	$ 18,547,000	$ 17,136,551
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	8,778,000	8,678,792
Met Tower Global Funding
3.70%, 06/13/2025 (A)	21,000,000	20,427,064
Security Benefit Global Funding
1.25%, 05/17/2024 (A)	8,092,000	7,646,760

		126,683,055

IT Services - 0.5%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	4,767,167
Fiserv, Inc.
2.75%, 07/01/2024	10,943,000	10,594,814
3.20%, 07/01/2026	1,255,000	1,191,760

		16,553,741

Leisure Products - 0.3%
Brunswick Corp.
0.85%, 08/18/2024	12,062,000	11,214,976

Life Sciences Tools & Services - 0.0% (D)
Illumina, Inc.
0.55%, 03/23/2023 (C)	995,000	989,057
Thermo Fisher Scientific, Inc.
3-Month SOFR Index + 0.53%, 4.85% (B), 10/18/2024	515,000	513,681

		1,502,738

Machinery - 0.3%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	10,281,000	10,074,953

Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,356,000	13,276,332
DISH DBS Corp.
5.00%, 03/15/2023	10,484,000	10,463,867
DISH Network Corp.
11.75%, 11/15/2027 (A)	9,933,000	10,323,367
Paramount Global
4.75%, 05/15/2025	1,609,000	1,595,783

		35,659,349

Metals & Mining - 0.7%
Constellium SE
5.88%, 02/15/2026 (A)	10,457,000	10,314,425
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	12,178,000	12,136,595
4.55%, 11/14/2024	4,114,000	4,065,301

		26,516,321

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (A)	3,490,000	3,314,357

Multi-Utilities - 1.8%
Black Hills Corp.
1.04%, 08/23/2024	7,262,000	6,819,693
4.25%, 11/30/2023	9,898,000	9,835,958
Dominion Energy, Inc.
3-Month LIBOR + 0.53%, 5.30% (B), 09/15/2023	1,775,000	1,777,182

Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
DTE Energy Co.
1.05%, 06/01/2025	$ 1,425,000	$ 1,304,281
2.53% (E), 10/01/2024	8,174,000	7,845,007
Duke Energy Corp.
5.00%, 12/08/2027	10,432,000	10,576,464
NiSource, Inc.
0.95%, 08/15/2025	12,136,000	11,054,026
WEC Energy Group, Inc.
4.75%, 01/15/2028	14,956,000	15,008,276

		64,220,887

Oil, Gas & Consumable Fuels - 3.1%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,524,754
DCP Midstream Operating LP
5.38%, 07/15/2025	16,350,000	16,316,894
Energy Transfer LP
4.20%, 09/15/2023	4,042,000	4,011,377
4.75%, 01/15/2026	1,565,000	1,549,311
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	8,567,775
EQT Corp.
5.68%, 10/01/2025	15,456,000	15,466,047
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	13,267,000	13,166,714
MPLX LP
4.88%, 12/01/2024	4,595,000	4,584,342
Phillips 66
3.85%, 04/09/2025	8,940,000	8,803,820
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,274,000	1,242,608
3.85%, 10/15/2023	6,324,000	6,260,529
4.65%, 10/15/2025	4,851,000	4,797,636
SA Global Sukuk Ltd.
0.95%, 06/17/2024 (A)	3,000,000	2,838,600
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	1,737,000	1,680,495
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	969,222
4.55%, 06/24/2024	10,001,000	9,978,718

		114,758,842

Personal Products - 0.5%
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	19,440,000	18,690,211

Pharmaceuticals - 0.7%
AstraZeneca PLC
3-Month LIBOR + 0.67%, 5.31% (B), 08/17/2023	1,562,000	1,564,330
Royalty Pharma PLC
0.75%, 09/02/2023	22,105,000	21,546,503
Viatris, Inc.
1.65%, 06/22/2025	4,045,000	3,715,967

		26,826,800

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	6,652,000	6,376,910
5.10%, 12/15/2027	8,744,000	8,861,847

		15,238,757

Road & Rail - 0.6%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	4,963,000	4,434,575
4.25%, 04/15/2026 (A)	4,964,000	4,708,718

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Canadian Pacific Railway Co.
1.35%, 12/02/2024	$ 10,978,000	$ 10,312,198
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,457,688
NTT Finance Corp.
0.58%, 03/01/2024 (A)	460,000	438,626
1.16%, 04/03/2026 (A)	1,075,000	963,376

		22,315,181

Semiconductors & Semiconductor Equipment - 0.6%
Microchip Technology, Inc.
0.97%, 02/15/2024	8,902,000	8,521,934
0.98%, 09/01/2024	8,324,000	7,791,684
Skyworks Solutions, Inc.
0.90%, 06/01/2023 (C)	6,931,000	6,823,972

		23,137,590

Software - 1.6%
Infor, Inc.
1.45%, 07/15/2023 (A)	11,692,000	11,442,894
1.75%, 07/15/2025 (A)	7,984,000	7,264,358
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,100,725
5.80%, 11/10/2025	14,901,000	15,308,669
Take-Two Interactive Software, Inc.
3.30%, 03/28/2024	14,954,000	14,652,155
VMware, Inc.
0.60%, 08/15/2023	7,743,000	7,567,152

		57,335,953

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	9,113,000	8,754,791
4.45%, 10/02/2023	4,984,000	4,964,744

		13,719,535

Tobacco - 0.9%
BAT Capital Corp.
3.22%, 08/15/2024	5,327,000	5,179,999
BAT International Finance PLC
1.67%, 03/25/2026	12,133,000	10,932,133
Philip Morris International, Inc.
5.13%, 11/15/2024	15,000,000	15,099,126

		31,211,258

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	6,466,000	6,278,678

Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc.
2.95%, 03/15/2025 (A)	18,227,000	17,494,567
3.00%, 03/15/2023	19,717,000	19,677,413
Sprint LLC
7.88%, 09/15/2023	2,975,000	3,019,378
T-Mobile USA, Inc.
2.25%, 02/15/2026	18,779,000	17,403,940

		57,595,298

Total Corporate Debt Securities (Cost $2,489,584,992)		2,427,227,148

Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bonds
3.88%, 04/23/2023 (A)	$ 2,175,000	$ 2,167,283

Total Foreign Government Obligation (Cost $2,174,283)		2,167,283

MORTGAGE-BACKED SECURITIES - 10.4%
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (B), 05/15/2035 (A)	3,000,000	2,918,467
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	10,473,780
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 5.65% (B), 09/15/2034 (A)	16,000,000	15,115,805
AOA Mortgage Trust
Series 2021-1177, Class C,
1-Month LIBOR + 1.42%, 5.88% (B), 10/15/2038 (A)	9,300,000	8,514,308
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 6.26% (B), 09/15/2032 (A)	2,000,000	1,924,658
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.33%, 5.78% (B), 08/15/2036 (A)	5,300,000	5,239,334
Series 2017-DELC, Class D,
1-Month LIBOR + 1.83%, 6.28% (B), 08/15/2036 (A)	15,254,000	15,004,800
Series 2017-DELC, Class E,
1-Month LIBOR + 2.63%, 7.08% (B), 08/15/2036 (A)	5,000,000	4,933,897
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 5.58% (B), 03/15/2037 (A)	11,015,000	9,313,208
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 6.90% (B), 03/15/2037 (A)	15,000,000	10,843,455
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month Term SOFR + 1.56%, 6.04% (B), 10/15/2036 (A)	10,200,000	10,007,887
Series 2019-XL, Class F,
1-Month Term SOFR + 2.11%, 6.59% (B), 10/15/2036 (A)	1,555,500	1,520,344
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 5.99% (B), 10/15/2037 (A)	4,130,000	4,013,710
Series 2021-SOAR, Class D,
1-Month LIBOR + 1.40%, 5.86% (B), 06/15/2038 (A)	1,716,993	1,652,507
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 5.56% (B), 09/15/2036 (A)	12,400,000	11,891,709
BX Trust
Series 2021-LGCY, Class D,
1-Month LIBOR + 1.30%, 5.76% (B), 10/15/2036 (A)	1,700,000	1,611,264

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 6.46% (B), 11/15/2034 (A)	$ 11,825,000	$ 10,442,142
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 6.21% (B), 12/15/2037 (A)	9,760,000	9,597,687
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month LIBOR + 1.65%, 6.11% (B), 11/15/2036 (A)	2,210,000	2,124,014
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 6.51% (B), 06/15/2034 (A)	1,756,735	1,627,087
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	12,729,987	11,366,802
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class B,
4.38%, 01/10/2036 (A)	1,600,000	1,564,846
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,282,251	1,204,385
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	3,104,576	2,960,989
CLNY Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 6.14% (B), 11/15/2038 (A)	5,000,000	4,686,904
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 5.76% (B), 12/15/2031 (A)	12,312,000	11,768,186
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	11,360,357	9,507,240
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	6,431,863	5,635,111
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	11,952,492	10,661,953
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 5.31% (B), 06/15/2034 (A)	12,500,000	12,214,706
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 5.46% (B), 06/15/2034 (A)	2,500,000	2,424,537
DBGS Mortgage Trust
Series 2018-BIOD, Class E,
1-Month LIBOR + 1.70%, 6.16% (B), 05/15/2035 (A)	822,386	799,688
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	15,000,000	14,116,818

Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 6.23% (B), 12/15/2036 (A)	$ 9,960,000	$ 9,634,958
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	12,000,000	11,264,854
Series 2022-NLP, Class C,
1-Month Term SOFR + 1.48%, 5.96% (B), 04/15/2037 (A)	46,332	42,388
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	4,390,209	4,157,115
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	3,617,614	3,217,922
MHP Trust
Series 2021-STOR, Class C,
1-Month LIBOR + 1.05%, 5.51% (B), 07/15/2038 (A)	3,000,000	2,879,824
Series 2021-STOR, Class D,
1-Month LIBOR + 1.35%, 5.81% (B), 07/15/2038 (A)	5,000,000	4,787,190
Morgan Stanley Capital I Trust
Series 2019-BPR, Class B,
1-Month LIBOR + 2.35%, 6.81% (B), 05/15/2036 (A)	6,720,000	6,341,763
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 5.76% (B), 12/15/2036 (A)	7,000,000	6,472,380
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 5.96% (B), 12/15/2036 (A)	5,200,000	4,687,132
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	2,746,519	2,477,945
MSCG Trust
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 6.11% (B), 10/15/2037 (A)	2,942,667	2,846,772
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	976,374	924,051
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,253,845	1,167,335
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	2,048,125	1,895,318
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	3,472,778	3,308,478
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	2,027,903	1,901,892
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 6.01% (B), 06/25/2057 (A)	2,045,533	2,015,421
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,307,248	2,202,388
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	3,356,214	3,250,377
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,042,915	1,950,399
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	4,228,472	4,026,817
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	5,067,912	4,775,160

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	$ 5,442,181	$ 5,066,617
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	5,402,892	5,078,341
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	9,040,077	8,595,078
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 3.23% (B), 12/20/2036 (A)	316,684	315,616
SFO Commercial Mortgage Trust
Series 2021-555, Class D,
1-Month LIBOR + 2.40%, 6.86% (B), 05/15/2038 (A)	9,900,000	8,513,662
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.65%, 6.05% (B), 11/11/2034 (A)	12,151,204	11,545,378
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	5,042,398	4,696,354
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	9,662,989	8,779,086
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	12,800,000	12,202,240
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 03/10/2046	3,546	3,546

Total Mortgage-Backed Securities (Cost $408,282,469)		378,706,025

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 4.02% (B), 08/01/2037	281,327	278,776
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K040, Class A2,
3.24%, 09/25/2024	25,000,000	24,443,538
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.51% (B), 08/25/2031	268	9
0.72% (B), 12/25/2030	539	24
0.93% (B), 09/25/2030	4,781	264
1.04% (B), 06/25/2031	548	37
1.29% (B), 07/25/2026	21,406	776
Seasoned Loans Structured Transaction Trust
Series 2018-1, Class A1,
3.50%, 06/25/2028	515,027	496,626

Total U.S. Government Agency Obligations (Cost $25,087,267)		25,220,050

U.S. GOVERNMENT OBLIGATIONS - 8.5%
U.S. Treasury - 8.5%
U.S. Treasury Notes
2.25%, 11/15/2025 (C)	71,144,000	67,978,647
2.88%, 06/15/2025	34,893,000	33,959,340
3.88%, 01/15/2026 - 11/30/2027	50,560,600	50,656,165
4.25%, 10/15/2025	157,282,000	158,314,163

Total U.S. Government Obligations (Cost $308,679,246)		310,908,315

Transamerica Funds	Page 9

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (F)	38,637,268	$ 38,637,268

Total Other Investment Company (Cost $38,637,268)		38,637,268

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2023, to be repurchased at $96,046,355 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $97,962,482.	$ 96,041,553	96,041,553

Total Repurchase Agreement (Cost $96,041,553)		96,041,553

Total Investments (Cost $3,846,444,526)		3,743,000,016
Net Other Assets (Liabilities) - (2.5)%		(90,470,327)

Net Assets - 100.0%		$ 3,652,529,689

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,403	03/31/2023	$288,315,455	$288,524,759	$209,304	$—

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$464,092,374	$—	$464,092,374
Corporate Debt Securities	—	2,427,227,148	—	2,427,227,148
Foreign Government Obligation	—	2,167,283	—	2,167,283
Mortgage-Backed Securities	—	378,706,025	—	378,706,025
U.S. Government Agency Obligations	—	25,220,050	—	25,220,050
U.S. Government Obligations	—	310,908,315	—	310,908,315
Other Investment Company	38,637,268	—	—	38,637,268
Repurchase Agreement	—	96,041,553	—	96,041,553

Total Investments	$38,637,268	$3,704,362,748	$—	$3,743,000,016

Other Financial Instruments
Futures Contracts (H)	$209,304	$—	$—	$209,304

Total Other Financial Instruments	$209,304	$—	$—	$209,304

Transamerica Funds	Page 10

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $1,460,934,605, representing 40.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $113,061,257, collateralized by cash collateral of $38,637,268 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $76,775,605. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2023; the maturity date disclosed is the ultimate maturity date.
(F)	Rates disclosed reflect the yields at January 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Transamerica Funds	Page 11

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Short-Term Bond (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13